Share Capital And Equity Compensation - Summary of Changes to Number of Deferred Share Units (Details) - Deferred Share Units - shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Fair Value Measurement Of Equity [Line Items]
Number of shares outstanding balance	218	228
Number of shares granted	24	121
Converted into shares		(131)
Number of shares outstanding balance	242	218